CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure of cash flow information - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Cash Flow Information
Interest paid	$ 238,347	$ 70,141
Income tax paid (refunded)
Non-cash information
Recognition of operating lease right-of-use assets	1,575,690
Recognition of operating lease liabilities	$ 1,575,690